Property, Equipment and Software - Schedule of Depreciation and Amortization Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, equipment and software	¥ 11,852	$ 1,816	¥ 13,704	¥ 13,145
General and administrative expenses
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, equipment and software	7,680		8,062	6,667
Research and development expenses
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, equipment and software	3,874		3,662	5,197
Cost of Revenues
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, equipment and software	217		1,899	1,260
Sales and marketing expenses
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, equipment and software	¥ 81		¥ 81	¥ 21